As filed with the Securities and Exchange Commission on December 15, 2003
Securities Act File No. 333-108221

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	| |
Post-Effective Amendment No. 2 	|X|
(Check appropriate box or boxes)

Merrill Lynch Series Fund, Inc.
(Exact Name of Registrant as Specified in its Charter)

(609) 282-2800
(Area Code and Telephone Number)

800 Scudders Mill Road Plainsboro, New Jersey 08536
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terry K. Glenn Merrill Lynch Series Fund, Inc. 800 Scudders Mill Road Plainsboro, New Jersey 08536
(Name and Address of Agent for Service)

Copies to:

Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 200 Park Avenue New York, NY 10166	Andrew J. Donohue, Esq. Merrill Lynch Investment Managers, L.P. P.O. Box 9011 Plainsboro, NJ 08543-9011

It is proposed that this filing will become effective (check appropriate box)
|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(i)
|_|	75 days after filing pursuant to paragraph (a)(ii)
|_|	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, Par Value $.10 per share.


This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-108221) (the “N-14 Registration Statement”) consists of the following:

(1)	Facing Sheet of this Registration Statement.

(2)	Part C of this Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Proxy Statement and Prospectus filed on October 16, 2003 under Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 to the N-14 Registration Statement is being filed solely to file a tax opinion of Clifford Chance US LLP, counsel for the Registrant, as Exhibit 12 of the N-14 Registration Statement. The tax opinion relates to the reorganization described in the Proxy Statement and Prospectus.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit Number			Description
1	(a)	—	Articles of Incorporation of Registrant.(a)
	(b)	—	Articles of Amendment to Registrant’s Articles of Incorporation.(b)
	(c)	—	Articles of Amendment to Registrant’s Articles of Incorporation increasing the number of authorized shares of Registrant.(c)
	(d)	—	Certificate of Collection of Articles of Amendment of Registrant.(d)
	(e)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Multiple Strategy Portfolio Common Stock.(e)
	(f)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as High Yield Portfolio Common Stock.(f)

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
Exhibit Number			Description
	(g)	—	Form of Articles of Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Natural Resources Portfolio Common Stock and Global Strategy Portfolio of Common Stock.(g)
	(h)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation increasing the number of authorized shares of Registrant.(h)
	(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Balanced Portfolio Common Stock and increasing the authorized shares of Money Reserve Portfolio Common Stock.(i)
2		—	By-Laws, as amended.(j)
3		—	Not Applicable.
4		—	Agreement and Plan of Reorganization between the Registrant, on behalf of Merrill Lynch Natural Resources Portfolio, and the Registrant, on behalf of Merrill Lynch Global Allocation Strategy Portfolio (included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).
5		—	Not Applicable.
6	(a)	—	Investment Advisory Agreement.(k)
	(b)	—	Sub-Advisory Agreement.(l)
7		—	Form of Amended Distribution Agreement.(m)
8		—	Not Applicable.
9		—	Form of Custodian Agreement.(n)
11		—	Opinion and Consent of Clifford Chance US LLP, counsel to the Registrant.(o)
12		—	Opinion pertaining to tax matters.
13		—	Not Applicable.
14		—	Consent of independent auditors.(o)
15		—	Not Applicable.
16	(a)	—	Power of Attorney.(o)
	(b)	—	Power of Attorney.(o)
17	(a)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Natural Resources Portfolio.(o)
	(b)	—	Prospectus, dated May 1, 2003, of Merrill Lynch Global Allocation Strategy Portfolio.(o)
	(c)	—	Statement of Additional Information, dated May 1, 2003, of the Registrant.(o)
	(d)	—	Annual Report to Shareholders of Merrill Lynch Series Fund, Inc., as of December 31, 2002.(o)
	(e)	—	Semi-Annual Report to Shareholders of Merrill Lynch Series Fund, Inc., as of June 30, 2003.(o)
	(f)	—	Form of Proxy.(o)

(a)	Incorporated by reference to Exhibit No. 1(a) filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-lA (File No. 2-69062) (“Pre-Effective Amendment No. 2”).
(b)	Incorporated by reference to Exhibit 1(b) filed with Pre-Effective Amendment No. 2.
(c)	Incorporated by reference to Exhibit 1(c) filed with Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (File No. 2-69062) (“Post-Effective Amendment No. 4”).
(d)	Incorporated by reference to Exhibit 1(d) filed with Post-Effective Amendment No. 4.
(e)	Incorporated by reference to Exhibit 1(e) filed with Post-Effective Amendment No. 4.

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(f)	Incorporated by reference to Exhibit 1(f) filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A. (File No. 2-69062) (“Post-Effective Amendment No. 5 ”)
(g)	Incorporated by reference to Exhibit 1(g) filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-lA. (File No. 2-69062)
(h)	Incorporated by reference to Exhibit 1(h) filed with Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 2-69062) (“Post-Effective Amendment No. 9”).
(i)	Incorporated by reference to Exhibit 1(i) filed with Post-Effective Amendment No. 9.
(j)	Incorporated by reference to Exhibit 2 filed with Post-Effective Amendment No. 9.
(k)	Incorporated by reference to Exhibit 5(a) filed with Pre-Effective Amendment No. 2.
(l)	Incorporated by reference to Exhibit 5(b) filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A. (File No. 2-69062)
(m)	Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 5.
(n)	Incorporated by reference to Exhibit 8 filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-lA.
(o)	Incorporated by reference to the corresponding numbered exhibit filed on October 10, 2003 with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-l4 (File No. 333-180221).

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Proxy Statement and Prospectus by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 15th day of December, 2003.

MERRILL LYNCH SERIES FUND, INC. (Registrant)

By:	/s/ DONALD C. BURKE Donald C. Burke, Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

TERRY K. GLENN* Terry K. Glenn	President (Principal Executive Officer) and Director

DONALD C. BURKE* Donald C. Burke	Treasurer (Principal Financial and Accounting Officer)

DONALD W. BURTON* Donald Burton	Director

M. COLYER CRUM* M. Colyer Crum	Director

LAURIE SIMON HODRICK* Laurie Simon Hodrick	Director

DAVID H. WALSH* David H. Walsh	Director

FRED G. WEISS* Fred G. Weiss	Director

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

* By:	/s/ DONALD C. BURKE	December 15, 2003
(Donald C. Burke, Attorney-in-Fact)

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EXHIBIT INDEX

Exhibit Number		Description
12	—	Opinion pertaining to tax matters.